INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net

	Weighted Average Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$105,093	$(88,492)	$16,601
Facilities lease	19	33,500	(17,801)	15,699
Patents and other core technology rights	9	15,100	(10,547)	4,553
Trade name	9	7,472	(3,973)	3,499
Customer relationships	15	2,600	(1,090)	1,510
Others	- -	1,000	(825)	175
Total identifiable intangible assets		$164,765	$(122,728)	$42,037